ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (Parenthetical) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)
Certificates of Deposits Pledged For Loans From Third Parties		$ 15,326
Amount pledged from proceeds received from two third parties under a short-term loan arrangement		$ 15,326
Subsequent event [Memebr]
Repayments of loan	$ 7,663
Number of third parties to whom loan was repaid | item	1